UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY INVESTMENT COMPANY

Investment Company Act file number 811-21410

THE WEITZ FUNDS

(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 600 Omaha, Nebraska 68124 (Address of principal executive offices)

Wallace R. Weitz & Company 1125 South 103rd Street, Suite 600 Omaha, Nebraska 68124 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 402 391-1980

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

VALUE FUND

Schedule of Investments in Securities June 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS — 92.2%

Media Content and Distribution — 22.9%

Newspaper, Television, Radio and Programming — 14.5%
The Washington Post Co. - CL B	171,300	$133,615,713
Liberty Media Corp. - Capital - Series A*	1,285,000	107,644,450
News Corp. - CL A	3,600,000	69,048,000
CBS Corp. - CL B	1,559,400	42,181,770
Discovery Holding Co. - Series A*	2,480,000	36,282,400
Cumulus Media, Inc. - CL A*	1,500,000	16,005,000

		404,777,333

Cable Television — 8.4%
Comcast Corp. - CL A*	3,260,800	106,758,592
Liberty Global, Inc. - Series C*	4,789,188	98,513,597
Liberty Global, Inc. - Series A*	1,271,416	27,335,444
Adelphia Communications Corp. - CL A* #	3,535,000	159,075

		232,766,708

		637,544,041

Mortgage Services — 18.2%

Originating and Investing — 12.9%
Countrywide Financial Corp.	5,000,000	190,400,000
Redwood Trust, Inc.†	2,330,000	113,773,900
Newcastle Investment Corp.	1,100,000	27,852,000
CBRE Realty Finance, Inc.# †	1,350,000	20,250,000
Opteum, Inc.	700,000	6,314,000

		358,589,900

Government Agency — 5.3%
Fannie Mae	2,400,000	115,440,000
Freddie Mac	588,700	33,561,787

		149,001,787

		507,591,687

Financial Services — 15.6%

Insurance — 11.9%
Berkshire Hathaway, Inc. - CL B*	72,000	219,096,000
Berkshire Hathaway, Inc. - CL A*	80	7,332,720
American International Group, Inc.	1,800,000	106,290,000

		332,718,720

VALUE FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Banking — 3.7%
Washington Mutual, Inc.	1,300,000	$59,254,000
U.S. Bancorp	1,000,000	30,880,000
Wells Fargo & Co.	158,302	10,618,898
Hudson City Bancorp, Inc.	210,000	2,799,300

		103,552,198

		436,270,918

Consumer Products and Services — 14.3%

Retailing — 13.5%
Wal-Mart Stores, Inc.	2,450,000	118,016,500
Liberty Media Corp. - Interactive - Series A*	6,425,000	110,895,500
Expedia, Inc.*	5,100,000	76,347,000
IAC/InterActiveCorp*	2,650,040	70,199,560

		375,458,560

Education — 0.8%
Apollo Group, Inc. - CL A*	441,400	22,807,138

		398,265,698

Healthcare — Managed Care — 6.8%

UnitedHealth Group, Inc.	2,700,000	120,906,000
WellPoint, Inc.*	955,000	69,495,350

		190,401,350

Diversified Industries — 5.9%

Tyco International Ltd.	6,000,000	165,000,000

Telecommunications — 3.9%

Telephone and Data Systems, Inc. - Special	1,830,800	71,218,120
Telephone and Data Systems, Inc.	870,000	36,018,000

		107,236,120

Gaming, Lodging and Leisure — 2.7%

Host Hotels & Resorts, Inc.	3,000,000	65,610,000
Six Flags, Inc.*	1,574,500	8,848,690

		74,458,690

Technology — 1.9%

Dell, Inc.*	2,180,000	53,213,800

Total Common Stocks (Cost $2,059,817,007)		2,569,982,304

VALUE FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

SHORT-TERM SECURITIES — 7.9%

Wells Fargo Advantage Government Money Market Fund 5.0%(a)	45,911,474	$45,911,474
Milestone Treasury Obligations Portfolio 4.9%(a)	44,295,427	44,295,427
U.S. Treasury Bill 4.805% 7/20/06(b)	$131,000,000	130,733,939

Total Short-Term Securities (Cost $220,882,242)		220,940,840

Total Investments in Securities (Cost $2,280,699,249)		2,790,923,144
Other Assets Less Other Liabilities — (0.1%)		(2,124,530)

Net Assets — 100%		$2,788,798,614

Net Asset Value Per Share		$36.78

*	Non-income producing

†	Non-controlled affiliate

#	Illiquid and/or restricted security that has been fair valued.

(a)	Rate presented represents the annualized 7-day yield at June 30, 2006.

(b)	Interest rate presented represents the yield to maturity at the date of purchase.

PARTNERS VALUE FUND

Schedule of Investments in Securities June 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS — 92.2%

Media Content and Distribution — 22.5%

Newspaper, Television, Radio and Programming — 14.4%
The Washington Post Co. - CL B	111,300	$86,815,113
Liberty Media Corp. - Capital - Series A*	815,000	68,272,550
News Corp. - CL A	2,300,000	44,114,000
CBS Corp. - CL B	1,014,000	27,428,700
Discovery Holding Co. - Series A*	1,844,758	26,988,809
Daily Journal Corp.* †	116,000	4,408,000

		258,027,172

Cable Television — 8.1%
Liberty Global, Inc. - Series C*	3,085,342	63,465,485
Liberty Global, Inc. - Series A*	590,300	12,691,450
Comcast Corp. - CL A*	1,100,000	36,014,000
Comcast Corp. - CL A Special*	1,000,000	32,780,000
Adelphia Communications Corp. - CL A* #	2,310,000	103,950

		145,054,885

		403,082,057

Financial Services — 16.9%

Insurance — 11.7%
Berkshire Hathaway, Inc. - CL B*	34,000	103,462,000
Berkshire Hathaway, Inc. - CL A*	400	36,663,600
American International Group, Inc.	1,200,000	70,860,000

		210,985,600

Banking — 5.2%
Washington Mutual, Inc.	850,000	38,743,000
North Fork Bancorporation, Inc.	900,000	27,153,000
U.S. Bancorp	800,000	24,704,000
Hudson City Bancorp, Inc.	161,000	2,146,130

		92,746,130

		303,731,730

Consumer Products and Services — 16.6%

Retailing — 15.0%
Wal-Mart Stores, Inc.	1,660,000	79,962,200
Liberty Media Corp. - Interactive - Series A*	4,075,000	70,334,500
Expedia, Inc.*	3,200,000	47,904,000
IAC/InterActiveCorp*	1,713,000	45,377,370
Cabela’s, Inc. - CL A*	1,350,000	26,001,000

		269,579,070

Education — 0.8%
Apollo Group, Inc. - CL A*	270,000	13,950,900

PARTNERS VALUE FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Consumer Goods — 0.8%
Anheuser-Busch Cos., Inc.	300,000	$13,677,000

		297,206,970

Mortgage Services — 14.6%

Originating and Investing — 10.0%
Countrywide Financial Corp.	3,300,000	125,664,000
Redwood Trust, Inc.	1,100,000	53,713,000

		179,377,000

Government Agency — 4.6%
Fannie Mae	1,500,000	72,150,000
Freddie Mac	192,300	10,963,023

		83,113,023

		262,490,023

Healthcare — Managed Care — 7.4%

UnitedHealth Group, Inc.	2,000,000	89,560,000
WellPoint, Inc.*	605,000	44,025,850

		133,585,850

Diversified Industries — 5.8%

Tyco International Ltd.	3,800,000	104,500,000

Telecommunications — 3.8%

Telephone and Data Systems, Inc. - Special	1,595,300	62,057,170
Telephone and Data Systems, Inc.	125,785	5,207,499

		67,264,669

Gaming, Lodging and Leisure — 2.5%

Host Hotels & Resorts, Inc.	1,900,000	41,553,000
Six Flags, Inc.*	564,600	3,173,052

		44,726,052

Technology — 1.9%

Dell, Inc.*	1,415,000	34,540,150

Commercial Services — 0.2%

Coinstar, Inc.*	142,883	3,420,619

Total Common Stocks (Cost $1,309,781,778)		1,654,548,120

PARTNERS VALUE FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

SHORT-TERM SECURITIES — 8.0%

Wells Fargo Advantage Government Money Market Fund 5.0%(a)	41,778,927	$41,778,927
Milestone Treasury Obligations Portfolio 4.9%(a)	44,378,505	44,378,505
U.S. Treasury Bill 4.797% 7/20/06(b)	$57,000,000	56,884,233

Total Short-Term Securities (Cost $143,016,330)		143,041,665

Total Investments in Securities (Cost $1,452,798,108)		1,797,589,785
Other Liabilities in Excess of Other Assets — (0.2%)		(2,511,111)

Net Assets — 100%		$1,795,078,674

Net Asset Value Per Share		$23.12

*	Non-income producing

†	Non-controlled affiliate

#	Illiquid and/or restricted security that has been fair valued.

(a)	Rate presented represents the annualized 7-day yield at June 30, 2006.

(b)	Interest rate presented represents the yield to maturity at the date of purchase.

HICKORY FUND

Schedule of Investments in Securities June 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS — 97.0%

Consumer Products and Services — 26.3%

Retailing— 20.4%
Cabela’s, Inc. - CL A*	855,000	$16,467,300
Liberty Media Corp. - Interactive - Series A*	725,000	12,513,500
Expedia, Inc.*	818,000	12,245,460
IAC/InterActiveCorp*	320,000	8,476,800
Wal-Mart Stores, Inc.	150,000	7,225,500
AutoZone, Inc.*	80,000	7,056,000
Cost Plus, Inc.*	110,000	1,612,600

		65,597,160

Education — 4.1%
Corinthian Colleges, Inc.*	475,600	6,829,616
Apollo Group, Inc. - CL A*	64,000	3,306,880
Career Education Corp.*	100,000	2,989,000

		13,125,496

Consumer Goods — 1.8%
Mohawk Industries, Inc.*	80,000	5,628,000

		84,350,656

Mortgage Services — 23.3%

Originating and Investing — 19.4%
Redwood Trust, Inc.	570,000	27,833,100
Countrywide Financial Corp.	550,000	20,944,000
CBRE Realty Finance, Inc.#	450,000	6,750,000
Newcastle Investment Corp.	260,000	6,583,200

		62,110,300

Government Agency — 3.9%
Fannie Mae	260,000	12,506,000

		74,616,300

Media Content and Distribution — 16.5%

Newspaper, Television, Radio and Programming — 10.5%
Cumulus Media, Inc. - CL A*	1,400,000	14,938,000
Liberty Media Corp. - Capital - Series A*	145,000	12,146,650
CBS Corp. - CL B	250,000	6,762,500

		33,847,150

HICKORY FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Cable Television — 6.0%
Liberty Global, Inc. - Series C*	615,748	$12,665,936
Comcast Corp. - CL A Special*	200,000	6,556,000

		19,221,936

		53,069,086

Healthcare — 7.2%

Managed Care — 6.0%
UnitedHealth Group, Inc.	310,000	13,881,800
WellPoint, Inc.*	75,000	5,457,750

		19,339,550

Suppliers and Distributors — 1.2%
Omnicare, Inc.	80,000	3,793,600

		23,133,150

Insurance — 6.9%

Berkshire Hathaway, Inc. - CL A*	240	21,998,160

Diversified Industries — 4.7%

Tyco International Ltd.	550,000	15,125,000

Commercial Services — 4.5%

Coinstar, Inc.*	500,000	11,970,000
Convera Corp.* #	370,000	2,486,400

		14,456,400

Telecommunications — 3.3%

Telephone and Data Systems, Inc. - Special	214,100	8,328,490
Lynch Interactive Corp.* #	1,005	2,241,150

		10,569,640

Gaming, Lodging and Leisure — 2.4%

Six Flags, Inc.*	1,350,000	7,587,000

Technology — 1.9%

Dell, Inc.*	250,000	6,102,500

Total Common Stocks (Cost $294,279,763)		311,007,892

HICKORY FUND

Schedule of Investments in Securities, Continued

	Shares	Value

SHORT-TERM SECURITIES — 1.8%

Wells Fargo Advantage Government Money Market Fund 5.0%(a)
(Cost $5,837,336)	5,837,336	$5,837,336

Total Investments in Securities (Cost $300,117,099)		316,845,228
Other Assets Less Other Liabilities — 1.2%		3,952,624

Net Assets — 100%		$320,797,852

Net Asset Value Per Share		$34.48

*	Non-income producing

#	Illiquid and/or restricted security that has been fair valued.

(a)	Rate presented represents the annualized 7-day yield at June 30, 2006.

PARTNERS III OPPORTUNITY FUND

Schedule of Investments in Securities June 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 106.1%

Consumer Products and Services — 25.6%

Retailing - 20.5%
Cabela's, Inc. - CL A*	625,000	$12,037,500
Wal-Mart Stores, Inc.	240,000	11,560,800
Expedia, Inc.*	722,600	10,817,322
Liberty Media Corp. - Interactive - Series A*	460,000	7,939,600
IAC/InterActiveCorp*	270,000	7,152,300
AutoZone, Inc.*	50,000	4,410,000
Cost Plus, Inc.*	90,000	1,319,400

		55,236,922

Education - 3.3%
Corinthian Colleges, Inc.*	310,600	4,460,216
Apollo Group, Inc. - CL A*	51,000	2,635,170
Career Education Corp.*	60,000	1,793,400

		8,888,786

Consumer Goods - 1.8%
Mohawk Industries, Inc.*	70,000	4,924,500

		69,050,208

Mortgage Services - 22.0%

Originating and Investing — 17.5%
Redwood Trust, Inc.	470,000	22,950,100
Countrywide Financial Corp.	505,000	19,230,400
Newcastle Investment Corp.	200,000	5,064,000

		47,244,500

Government Agency - 4.5%
Fannie Mae	250,000	12,025,000

		59,269,500

Media Content and Distribution - 19.9%

Newspaper, Television, Radio and Programming - 11.7%
Cumulus Media, Inc. - CL A*	1,200,000	12,804,000
Liberty Media Corp. - Capital - Series A*	92,000	7,706,840
The Washington Post Co. - CL B	7,000	5,460,070
CBS Corp. - CL B	200,000	5,410,000

		31,380,910

PARTNERS III OPPORTUNITY FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Cable Television - 8.2%
Liberty Global, Inc. - Series C*	552,599	$11,366,962
Liberty Global, Inc. - Series A*	45,816	985,044
Comcast Corp. - CL A*	300,000	9,822,000

		22,174,006

		53,554,916

Financial Services - 11.0%

Insurance - 10.0%
Berkshire Hathaway, Inc. - CL A*	130	11,915,670
Berkshire Hathaway, Inc. - CL B*	3,000	9,129,000
American International Group, Inc.	100,000	5,905,000

		26,949,670

Banking - 1.0%
Hudson City Bancorp, Inc.	210,000	2,799,300

		29,748,970

Healthcare - 7.4%

Managed Care - 6.0%
UnitedHealth Group, Inc.	260,000	11,642,800
WellPoint, Inc.*	60,000	4,366,200

		16,009,000

Suppliers and Distributors — 1.4%
Omnicare, Inc.	80,000	3,793,600

		19,802,600

Diversified Industries - 6.1%

Tyco International Ltd.	600,000	16,500,000

Commercial Services - 5.0%

Coinstar, Inc.*	400,000	9,576,000
Convera Corp.* #	300,000	2,016,000
Intelligent Systems Corp.* # †	883,999	1,790,098
Continental Resources* #	700	140,000

		13,522,098

PARTNERS III OPPORTUNITY FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Gaming, Lodging and Leisure - 4.4%

Six Flags, Inc.*	1,350,000	$7,587,000
Host Hotels & Resorts, Inc.	200,000	4,374,000

		11,961,000

Telecommunications - 2.9%

Telephone and Data Systems, Inc. - Special	202,500	7,877,250

Technology - 1.8%

Dell, Inc.*
Total Common Stocks (Cost $253,894,988)	200,000	4,882,000

		286,168,542

SHORT-TERM SECURITIES - 0.0%

Wells Fargo Advantage Government Money Market Fund 5.0%(a)
(Cost $3,338)	3,338	3,338

Total Investments in Securities (Cost $253,898,326)		286,171,880
Securities Sold Short - (16.6%)		(44,690,000
Other Assets Less Other Liabilities - 10.5%		28,335,537

Net Assets - 100%		$269,817,417

Net Asset Value Per Share		$10.25

SECURITIES SOLD SHORT

Ishares Russell 2000 Value	200,000	$(14,474,000)
Ishares Russell 2000	200,000	(14,340,000)
Midcap SPDR Trust Series 1	100,000	(13,938,000)
Nasdaq 100 Shares	50,000	(1,938,000)

Total Securities Sold Short (proceeds $44,008,703)		$(44,690,000)

*	Non-income producing

†	Non-controlled affiliate

#	Illiquid and/or restricted security that has been fair valued.

(a)	Rate presented represents the annualized 7-day yield at June 30, 2006.

BALANCED FUND

Schedule of Investments in Securities
June 30, 2006
(Unaudited)

	Shares	Value

COMMON STOCKS — 62.8%

Consumer Products and Services — 16.3%

Retailing — 10.9%
Cabela’s, Inc. - CL A*	111,000	$2,137,860
Wal-Mart Stores, Inc.	33,000	1,589,610
IAC/InterActiveCorp*	46,000	1,218,540
Liberty Media Corp. - Interactive - Series A*	57,500	992,450
AutoZone, Inc.*	7,000	617,400
Expedia, Inc.*	35,000	523,950

		7,079,810
Education — 3.3%
Corinthian Colleges, Inc.*	59,000	847,240
Apollo Group, Inc - CL A*	13,000	671,710
Career Education Corp.*	21,000	627,690

		2,146,640
Consumer Goods — 2.1%
Mohawk Industries, Inc.*	12,000	844,200
Diageo PLC - Sponsored ADR	7,500	506,625

		1,350,825

		10,577,275

Media Content and Distribution — 12.0%

Newspaper, Television, Radio and Programming — 8.3%
Cumulus Media, Inc. - CL A*	105,000	1,120,350
Liberty Media Corp. - Capital - Series A*	13,000	1,089,010
The Washington Post Co. - CL B	1,200	936,012
News Corp. - CL A	45,000	863,100
CBS Corp. - CL B	27,500	743,875
Viacom, Inc. - CL B	10,000	358,400
Discovery Holding Co. - Series A*	16,500	241,395

		5,352,142
Cable Television — 3.7%
Liberty Global, Inc. - Series C*	69,075	1,420,873
Comcast Corp. - CL A*	30,000	982,200

		2,403,073

		7,755,215

BALANCED FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Mortgage Services — 10.2%

Originating and Investing — 7.3%
Countrywide Financial Corp.	55,000	$2,094,400
Redwood Trust, Inc.	38,000	1,855,540
Newcastle Investment Corp.	30,000	759,600

		4,709,540

Government Agency — 2.9%
Fannie Mae	23,300	1,120,730
Freddie Mac	14,000	798,140

		1,918,870

		6,628,410

Financial Services — 9.6%

Insurance — 5.5%
Berkshire Hathaway, Inc. - CL B*	730	2,221,390
American International Group, Inc.	22,500	1,328,625

		3,550,015

Banking — 4.1%
Wells Fargo & Co.	11,000	737,880
Hudson City Bancorp, Inc.	55,000	733,150
Citigroup, Inc.	15,000	723,600
U.S. Bancorp	14,000	432,320

		2,626,950

		6,176,965

Healthcare — 6.3%

Managed Care — 4.0%
UnitedHealth Group, Inc.	30,000	1,343,400
WellPoint, Inc.*	17,500	1,273,475

		2,616,875

Suppliers and Distributors — 1.2%
Omnicare, Inc.	16,000	758,720

Providers — 1.1%
Laboratory Corporation of America Holdings*	11,500	715,645

		4,091,240
Commercial Services — 3.4%

Coinstar, Inc.*	60,000	1,436,400
First Data Corp.	17,000	765,680

		2,202,080

BALANCED FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Diversified Industries — 2.5%

Tyco International Ltd.	58,500	$1,608,750

Technology — 1.3%

Dell, Inc.*	35,000	854,350

Telecommunications — 1.2%

Telephone and Data Systems, Inc. - Special	20,000	778,000

Total Common Stocks (Cost $38,529,521)		40,672,285

CONVERTIBLE PREFERRED STOCKS — 1.0%

Six Flags, Inc. 7.25% 8/15/09 (Cost $698,995)	30,000	648,000

CORPORATE BONDS — 3.8%

Telephone and Data Systems, Inc. 7.0% 8/01/06	$500,000	500,215
Liberty Media Corp. 3.5% 9/25/06	125,000	124,875
Wells Fargo & Co. 4.125% 3/10/08	600,000	585,493
The Washington Post Co. 5.5% 2/15/09	755,000	748,702
Berkshire Hathaway Finance Corp. 4.2% 12/15/10	300,000	283,353
Harrah’s Operating Co., Inc. 5.375% 12/15/13	250,000	231,456

Total Corporate Bonds (Cost $2,521,478)		2,474,094

MORTGAGE-BACKED SECURITIES — 3.2%(c)

Federal Agency CMO and REMIC — 3.2%

Fannie Mae 4.25% 6/25/33 (1.4 years)	166,093	162,796
Freddie Mac 4.5% 7/15/27 (3.4 years)	750,000	723,872
Fannie Mae 4.5% 11/25/14 (3.4 years)	460,000	446,907
Freddie Mac 4.5% 1/15/10 (3.4 years)	750,000	726,546

Total Mortgage-Backed Securities (Cost $2,099,604)		2,060,121

BALANCED FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

TAXABLE MUNICIPAL BONDS — 0.4%

University of California 4.85% 5/15/13 (Cost $297,403)	$300,000	$284,853

U.S. TREASURY AND GOVERNMENT AGENCY — 22.2%

U.S. Treasury — 19.3%

U.S. Treasury Note 3.5% 11/15/06	300,000	298,184
U.S. Treasury Note 3.75% 3/31/07	500,000	494,531
U.S. Treasury Note 3.625% 6/30/07	2,000,000	1,968,672
U.S. Treasury Note 3.0% 11/15/07	300,000	291,363
U.S. Treasury Note 3.375% 2/15/08	1,250,000	1,215,333
U.S. Treasury Note 3.75% 5/15/08	1,250,000	1,218,800
U.S. Treasury Note 3.125% 10/15/08	300,000	287,133
U.S. Treasury Note 3.0% 2/15/09	400,000	379,313
U.S. Treasury Note 2.625% 3/15/09	1,500,000	1,406,778
U.S. Treasury Note 3.625% 7/15/09	500,000	479,277
U.S. Treasury Note 6.5% 2/15/10	400,000	418,047
U.S. Treasury Note 4.0% 3/15/10	1,750,000	1,685,675
U.S. Treasury Note 5.0% 2/15/11	400,000	399,141
U.S. Treasury Note 5.0% 8/15/11	500,000	498,653
U.S. Treasury Note 4.375% 8/15/12	1,000,000	962,266
U.S. Treasury Inflation-Indexed Note 2.0% 1/15/14	545,105	526,325

		12,529,491

Government Agency — 2.9%

Fannie Mae 4.25% 12/21/07	400,000	393,168
Federal Home Loan Bank 3.55% 4/15/08	500,000	483,972
Freddie Mac 4.0% 4/28/09	240,000	231,255
Fannie Mae 4.01% 10/21/09	400,000	383,009
Federal Home Loan Bank 4.16% 12/08/09	400,000	384,688

		1,876,092

Total U.S. Treasury and Government Agency (Cost $14,800,655)		14,405,583

BALANCED FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

SHORT-TERM SECURITIES — 6.4%

Wells Fargo Advantage Government Money Market Fund 5.0%(a)	2,147,488	$2,147,488
Federal Home Loan Bank Discount Note 5.389% 9/22/06(b)	$2,000,000	1,976,578

Total Short-Term Securities (Cost $4,123,280)		4,124,066

Total Investments in Securities (Cost $63,070,936)		64,669,002
Other Assets Less Other Liabilities — 0.2%		107,719

Net Assets — 100%		$64,776,721

Net Asset Value Per Share		$11.12

*	Non-income producing

(a)	Rate presented represents the annualized 7-day yield at June 30, 2006.

(b)	Interest rate presented represents the yield to maturity at the date of purchase.

(c)	Number of years indicated represents estimated average life of mortgage-backed securities.

SHORT-INTERMEDIATE INCOME FUND

(formerly the Fixed Income Fund)

Schedule of Investments in Securities
June 30, 2006
(Unaudited)

	Principal amount	Value

CORPORATE BONDS — 7.9%

Century Communications Sr. Notes 9.5% 3/01/05*	$750,000	$753,750
Telephone & Data Systems, Inc. 7.0% 8/01/06	985,000	985,425
Cox Communications, Inc. 7.75% 8/15/06	1,000,000	1,001,731
Liberty Media Corp. 3.5% 9/25/06	850,000	849,149
Hilton Hotels Corp. Sr. Notes 7.95% 4/15/07	1,000,000	1,018,750
Wells Fargo & Co. 4.125% 3/10/08	1,500,000	1,463,731
Liberty Media Corp. 7.875% 7/15/09	500,000	520,138
Berkshire Hathaway Finance Corp. 4.2% 12/15/10	375,000	354,192
Countrywide Home Loans, Inc. 4.0% 3/22/11	1,000,000	920,992
Berkshire Hathaway Finance Corp. 4.625% 10/15/13	1,000,000	931,396
Harrah's Operating Co., Inc. 5.375% 12/15/13	750,000	694,369
Berkshire Hathaway Finance Corp. 4.85% 1/15/15	1,500,000	1,400,361

Total Corporate Bonds (Cost $11,140,313)		10,893,984

MORTGAGE-BACKED SECURITIES — 32.5%(c)

Federal Agency CMO and REMIC — 29.5%

Fannie Mae 5.5% 12/25/26 (0.5 years)	494,150	492,390
Freddie Mac 5.5% 2/15/16 (1.1 years)	1,912,898	1,908,044
Fannie Mae 3.5% 10/25/13 (1.4 years)	1,889,619	1,839,021
Fannie Mae 4.25% 6/25/33 (1.4 years)	700,914	686,997
Fannie Mae 5.0% 3/25/15 (1.4 years)	730,307	723,147
Fannie Mae 4.0% 11/25/13 (2.0 years)	2,000,000	1,954,652
Fannie Mae 5.0% 9/25/27 (2.2 years)	1,480,628	1,456,925
Freddie Mac 4.0% 5/15/19 (2.2 years)	2,817,528	2,729,932
Fannie Mae 6.0% 5/25/31 (2.4 years)	2,183,502	2,184,635
Freddie Mac 5.5% 4/15/24 (2.5 years)	2,000,000	1,984,479
Freddie Mac 4.5% 7/15/27 (3.4 years)	4,000,000	3,860,652
Freddie Mac 4.5% 1/15/10 (3.4 years)	4,250,000	4,117,095
Fannie Mae 5.0% 12/25/15 (3.6 years)	4,000,000	3,918,130
Freddie Mac 4.5% 12/15/15 (3.7 years)	3,000,000	2,893,495
Fannie Mae 4.5% 10/25/17 (3.7 years)	1,151,037	1,107,671
Freddie Mac 5.5% 4/15/18 (3.8 years)	1,986,240	1,966,941
Fannie Mae 4.5% 4/25/17 (4.1 years)	3,000,000	2,877,569
Freddie Mac 4.5% 7/15/17 (5.0 years)	4,000,000	3,802,584

		40,504,359

SHORT-INTERMEDIATE INCOME FUND

Schedule of Investments in Securities, Continued

	Principal amount	Value

Federal Agency Mortgage Pass-Through — 3.0%

Fannie Mae 4.0% 8/01/13 (2.9 years)	$857,508	$814,007
Fannie Mae 4.5% 6/01/14 (3.2 years)	1,095,363	1,051,502
Fannie Mae 6.5% 6/01/18 (4.0 years)	54,119	54,840
Freddie Mac 5.0% 6/01/18 (4.5 years)	553,023	533,703
Fannie Mae 5.0% 10/01/18 (4.5 years)	1,775,972	1,714,822

		4,168,874

Total Mortgage-Backed Securities (Cost $46,018,579)		44,673,233

TAXABLE MUNICIPAL BONDS — 2.3%

Topeka, Kansas 4.5% 8/15/09	1,135,000	1,103,855
Stratford, Connecticut 6.55% 2/15/13	500,000	521,335
University of California 4.85% 5/15/13	990,000	940,015
King County, Washington 8.12% 12/01/16	500,000	527,235

Total Taxable Municipal Bonds (Cost $3,169,658)		3,092,440

U.S. TREASURY AND GOVERNMENT AGENCY — 54.8%

U.S. Treasury — 36.7%

U.S. Treasury Note 3.75% 3/31/07	3,000,000	2,967,189
U.S. Treasury Note 3.5% 5/31/07	3,000,000	2,953,362
U.S. Treasury Note 3.625% 6/30/07	2,000,000	1,968,672
U.S. Treasury Note 3.375% 2/15/08	3,000,000	2,916,798
U.S. Treasury Note 3.75% 5/15/08	3,000,000	2,925,120
U.S. Treasury Note 4.125% 8/15/08	2,000,000	1,961,486
U.S. Treasury Note 3.0% 2/15/09	5,000,000	4,741,410
U.S. Treasury Note 2.625% 3/15/09	3,000,000	2,813,556
U.S. Treasury Note 3.625% 7/15/09	3,000,000	2,875,665
U.S. Treasury Note 4.0% 3/15/10	10,000,000	9,632,430
U.S. Treasury Note 5.0% 8/15/11	3,000,000	2,991,915
U.S. Treasury Note 4.375% 8/15/12	5,000,000	4,811,330
U.S. Treasury Inflation-Indexed Note 2.0% 1/15/14	2,180,420	2,105,298
U.S. Treasury Note 4.25% 8/15/14	5,000,000	4,710,355

		50,374,586

Government Agency — 18.1%

Federal Home Loan Bank 2.45% 3/23/07	2,000,000	1,957,194
Fannie Mae 4.25% 12/21/07	2,000,000	1,965,842
Federal Home Loan Bank 3.55% 4/15/08	3,095,000	2,995,784
Fannie Mae 4.08% 6/06/08	4,000,000	3,897,300

SHORT-INTERMEDIATE INCOME FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Government Agency — 18.1% (continued)

Freddie Mac 4.0% 4/28/09	$240,000	$231,255
Freddie Mac 3.25% 7/09/09	1,000,000	940,701
Fannie Mae 4.01% 10/21/09	2,000,000	1,915,044
Federal Home Loan Bank 4.16% 12/08/09	1,500,000	1,442,581
Fannie Mae 4.125% 4/28/10	2,000,000	1,910,158
Freddie Mac 4.125% 6/16/10	1,000,000	952,991
Federal Home Loan Bank 3.0% 6/30/10(b)	1,000,000	973,106
Freddie Mac 5.5% 9/15/11	1,000,000	1,001,029
Fannie Mae 4.375% 7/17/13	2,000,000	1,864,972
Freddie Mac 5.0% 11/13/14	3,000,000	2,867,004

		24,914,961

Total U.S. Treasury and Government Agency (Cost $77,739,271)		75,289,547

COMMON STOCKS — 1.1%

Newcastle Investment Corp.	30,000	759,600
Redwood Trust, Inc.	15,000	732,450

Total Common Stocks (Cost $1,416,183)		1,492,050

CONVERTIBLE PREFERRED STOCKS — 0.6%

Six Flags, Inc. 7.25% 8/15/09 (Cost $814,492)	35,000	756,000

SHORT-TERM SECURITIES — 0.0%

Wells Fargo Advantage Government Money Market Fund 5.0%(a) (Cost $37,709)	37,709	37,709

Total Investments in Securities (Cost $140,336,205)		136,234,963
Other Assets Less Other Liabilities — 0.8%		1,090,314

Net Assets — 100%		$137,325,277

Net Asset Value Per Share		$11.19

*	Non-income producing – issuer in default.

(a)	Rate presented represents the annualized 7-day yield at June 30, 2006.

(b)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined date. Coupon rate disclosed represents rate as of June 30, 2006.

(c)	Number of years indicated represents estimated average life of mortgage-backed securities.

GOVERNMENT MONEY MARKET FUND

Schedule of Investments in Securities
June 30, 2006
(Unaudited)

	Principal amount or shares	Value

U.S. TREASURY AND GOVERNMENT AGENCY — 85.7%†

U.S. Treasury — 48.5%

U.S. Treasury Bill 4.664% 7/06/06	$14,000,000	$13,991,094
U.S. Treasury Bill 4.805% 7/20/06	12,000,000	11,970,259

		25,961,353
Government Agency — 37.2%

Federal Home Loan Bank Discount Note 4.978% 7/07/06	15,000,000	14,987,800
Federal Home Loan Bank Discount Note 5.389% 9/22/06	5,000,000	4,939,479

		19,927,279

Total U.S. Treasury and Government Agency		45,888,632

SHORT-TERM SECURITIES — 12.2%

Wells Fargo Advantage 100% Treasury Money Market Fund 4.4%(a)	6,543,823	6,543,823

Total Investments in Securities (Cost $52,432,455)		52,432,455
Other Assets Less Other Liabilities — 2.1%		1,129,242

Net Assets — 100%		$53,561,697

Net Asset Value Per Share		$1.00

†	Interest rates presented represent the yield to maturity at the date of purchase.

(a)	Rate presented represents the annualized 7-day yield at June 30, 2006.

Note to Schedules of Investments (Unaudited):

Valuation of Investments

Weitz Equity Funds, Balanced Fund and Short-Intermediate Income Fund

Investments are carried at value determined using the following valuation methods:

•        Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the Nasdaq exchange are valued using the Nasdaq Official Closing Price (“NOCP”). Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

•        Short sales traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.

• Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices.

•        The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

•        The current market value of a traded option is the last sales price at which such option is traded, or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.

•        The value of securities for which market quotations are not readily available or are deemed to be unreliable, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees. Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the security and a combination of these and other factors.

Government Money Market Fund

Investment securities are carried at amortized cost, which approximates market value. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount.

Securities Transactions

The cost of investments is the same for financial reporting and Federal income tax purposes for the Government Money Market Fund. The cost of investments for Federal income tax purposes for the Value, Partners Value, Hickory, Partners III, Balanced and Short-Intermediate Income Funds is $2,281,856,768, $1,455,371,570, $300,420,870, $254,200,718, $63,075,545 and $140,339,020, respectively.

At June 30, 2006, the aggregate gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes, are summarized as follows:

	Value	Partners Value	Hickory	Partners III	Balanced	Short-Intermediate Income

Appreciation	$545,071,715	$364,614,245	$25,036,804	$36,870,904	$3,027,189	$153,907
Depreciation	(36,005,339)	(22,396,030)	(8,612,446)	(4,899,742)	(1,433,732)	(4,257,964)

Net	$509,066,376	$342,218,215	$16,424,358	$31,971,162	$1,593,457	$(4,104,057)

Illiquid and Restricted Securities

The Funds own certain securities which have a limited trading market and/or certain restrictions on trading and therefore may be illiquid and/or restricted. Such securities have been valued at fair value in accordance with the procedures described above. Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material. Illiquid and/or restricted securities owned at June 30, 2006, include the following:

	Acquisition Date	Value	Partners Value	Hickory	Partners III

Adelphia Communications Corp. CL A	7/25/02	$494,900	$300,300	$—	$—
CBRE Realty Finance, Inc.	6/02/05	20,250,000	—	6,750,000	—
Continental Resources	1/28/87	—	—	—	43,750
Convera Corp.	2/23/06	—	—	2,775,000	2,250,000
Intelligent Systems Corp.	12/03/91	—	—	—	1,934,546
Lynch Interactive Corp.	9/09/96	—	—	2,620,390	—

Total cost of illiquid and/or restricted securities		$20,744,900	$300,300	$12,145,390	$4,228,296

Value		$20,409,075	$103,950	$11,477,550	$3,946,098

Percent of net assets		0.7%	0.0%	3.6%	1.5%

Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s holdings in the securities of such issuers is set forth below:

Value

Name of Issuer	Number of Shares Held March 31, 2006	Gross Additions	Gross Reductions	Number of Shares Held June 30, 2006	Value June 30, 2006	Dividend Income	Realized Gains/(Losses)

CBRE Realty Finance, Inc.	1,350,000	—	—	1,350,000	$20,250,000	$472,500	$—
Redwood Trust, Inc.	2,250,000	80,000	—	2,330,000	113,773,900	1,631,000	—

Totals					$134,023,900	$2,103,500	$—

Partners Value

Name of Issuer	Number of Shares Held March 31, 2006	Gross Additions	Gross Reductions	Number of Shares Held June 30, 2006	Value June 30, 2006	Dividend Income	Realized Gains/(Losses)

Daily Journal Corp.	116,000	—	—	116,000	$4,408,000	$—	$—

Partners III

Name of Issuer	Number of Shares Held March 31, 2006	Gross Additions	Gross Reductions	Number of Shares Held June 30, 2006	Value June 30, 2006	Dividend Income	Realized Gains/(Losses)

Intelligent Systems Corp.	883,999	—	—	883,999	$1,790,098	$—	$—

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Wallace R. Weitz
Wallace R. Weitz

President (Principal Executive Officer)

Date:	July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth R. Stoll
Kenneth R. Stoll

Principal Financial Officer

Date:	July 28, 2006